Risk Management - Maturity analysis of Offbalance accounts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for off balance sheet item [Abstract]
Payment guarantees	₩ 13,793,301	₩ 11,921,586
Loan commitments	126,829,192	118,172,070
Other commitments	₩ 4,854,099	₩ 4,602,429